NET LOSS PER SHARE (Details Narrative) - shares	3 Months Ended		12 Months Ended
	May. 31, 2015	May. 31, 2014	Feb. 28, 2015	Feb. 28, 2014
Anti-dilutive securities	23,026,858	7,646,209	14,678,344	7,812,822
Restricted Stock [Member]
Anti-dilutive securities	437,818	303,153